Intangible assets and goodwill - Intangible Assets and Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 78,747
Ending Balance	99,525	¥ 78,747
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	61,640
Ending Balance	61,640	61,640
Student relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	567
Ending Balance	307	567
Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	16,540
Ending Balance	16,540	16,540
Favorable lease [Member]
Disclosure of detailed information about intangible assets [line items]
Ending Balance	17,451
Others
Disclosure of detailed information about intangible assets [line items]
Ending Balance	3,587
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	123,217	123,623
Addition	1,743
Acquisitions through business combinations (Note 19)	18,091
Disposals of kindergarten business		(406)
Transferred from construction in progress	2,438
Ending Balance	145,489	123,217
Cost | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	61,640	62,046
Addition	0
Acquisitions through business combinations (Note 19)	0
Disposals of kindergarten business		(406)
Transferred from construction in progress	0
Ending Balance	61,640	61,640
Cost | Student relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	45,037	45,037
Addition	0
Acquisitions through business combinations (Note 19)	0
Disposals of kindergarten business		0
Transferred from construction in progress	0
Ending Balance	45,037	45,037
Cost | Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	16,540	16,540
Addition	0
Acquisitions through business combinations (Note 19)	0
Disposals of kindergarten business		0
Transferred from construction in progress	0
Ending Balance	16,540	16,540
Cost | Favorable lease [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations (Note 19)	18,091
Disposals of kindergarten business		0
Ending Balance	18,091
Cost | Others
Disclosure of detailed information about intangible assets [line items]
Addition	1,743
Disposals of kindergarten business		0
Transferred from construction in progress	2,438
Ending Balance	4,181
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(44,470)	(44,024)
Amortization for the year	(1,494)	(446)
Ending Balance	(45,964)	(44,470)
Accumulated Amortization | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization for the year	0	0
Ending Balance	0	0
Accumulated Amortization | Student relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(44,470)	(44,024)
Amortization for the year	(260)	(446)
Ending Balance	(44,730)	(44,470)
Accumulated Amortization | Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization for the year	0	0
Ending Balance	0	0
Accumulated Amortization | Favorable lease [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization for the year	(640)	0
Ending Balance	(640)	0
Accumulated Amortization | Others
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization for the year	(594)	0
Ending Balance	¥ (594)	¥ 0